INTANGIBLE ASSETS (Narrative) (Details) - Intellectual property [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Agalimmune Ltd. [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets acquired	$ 6.7
Biokine Therapeutics Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets acquired	$ 15.0
Percentage of payment to be made	40% to 20%